Asset Impairment (Schedule Of Asset Impairment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Asset Impairment [Abstract]
Flight equipment (Note 5)	$ 23,323	$ 11,764		$ 32,378
Discontinued operations	(8,902)	(3,532)		(13,741)
Intangible lease premium (Note 9)	1,173	2,673		196
Asset impairment	$ 15,594	$ 10,905	[1],[2],[3],[4]	$ 18,833	[1],[2]	$ 5,282

[1]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[2]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[3]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[4]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").